Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 5,633,915	₩ 2,829,274
Internal credit grades
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	5,633,915	2,829,274
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	4,994,809	2,377,548
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 639,106	₩ 451,726